CAPITALIZED SOFTWARE FOR INTERNAL USE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capitalized software for internal use
Capitalized software for internal use, gross	$ 23,886	$ 14,579
Accumulated amortization	(10,650)	(8,015)
Capitalized software for internal use, net	13,236	6,564
Amortization expense for capitalized software	2,635	2,568	2,021
Estimated future amortization expense:
2015	7,841
2016	7,438
2017	7,010
2018	6,609
Total	44,973	7,100
Capitalized software for internal use
Capitalized software for internal use
Useful Life	3 years
Capitalized software for internal use, gross	14,225	13,638
Estimated future amortization expense:
2015	3,915
2016	4,363
2017	3,345
2018	1,613
Total	13,236
Construction in progress
Capitalized software for internal use
Capitalized software for internal use, gross	$ 9,661	$ 941